SEGMENT INFORMATION (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of operating segments [abstract]
Schedule of revenues by geographic area
The Company’s revenues by geographic area are as follows:

	For the year ended at December 31,
	2023	2022	2021
	ThUS$	ThUS$	ThUS$
Peru	988,908	858,957	503,616
Argentina	244,413	206,856	75,513
U.S.A.	1,044,822	1,058,107	577,970
Europe	800,897	768,980	376,857
Colombia	662,263	540,231	368,474
Brazil	5,006,377	3,724,466	1,664,523
Ecuador	332,801	248,454	162,959
Chile	1,898,150	1,514,645	794,122
Asia Pacific and rest of Latin America	661,910	441,825	359,981
Income from ordinary activities	11,640,541	9,362,521	4,884,015
Other operating income	148,641	154,286	277,331